Finance Receivables - Geographical Diversification (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
GEOGRAPHIC DIVERSIFICATION
Net Finance Receivables	$ 15,559	$ 6,609
Finance receivable | Geographic concentration
GEOGRAPHIC DIVERSIFICATION
Net Finance Receivables	$ 15,559	$ 6,609
Percent	100.00%	100.00%
Finance receivable | Geographic concentration | North Carolina
GEOGRAPHIC DIVERSIFICATION
Net Finance Receivables	$ 1,370	$ 645
Percent	9.00%	10.00%
Finance receivable | Geographic concentration | Texas
GEOGRAPHIC DIVERSIFICATION
Net Finance Receivables	$ 1,202	$ 237
Percent	8.00%	4.00%
Finance receivable | Geographic concentration | Pennsylvania
GEOGRAPHIC DIVERSIFICATION
Net Finance Receivables	$ 961	$ 393
Percent	6.00%	6.00%
Finance receivable | Geographic concentration | California
GEOGRAPHIC DIVERSIFICATION
Net Finance Receivables	$ 939	$ 541
Percent	6.00%	8.00%
Finance receivable | Geographic concentration | Ohio
GEOGRAPHIC DIVERSIFICATION
Net Finance Receivables	$ 780	$ 394
Percent	5.00%	6.00%
Finance receivable | Geographic concentration | Virginia
GEOGRAPHIC DIVERSIFICATION
Net Finance Receivables	$ 714	$ 351
Percent	5.00%	5.00%
Finance receivable | Geographic concentration | Illinois
GEOGRAPHIC DIVERSIFICATION
Net Finance Receivables	$ 670	$ 414
Percent	4.00%	6.00%
Finance receivable | Geographic concentration | Georgia
GEOGRAPHIC DIVERSIFICATION
Net Finance Receivables	$ 660	$ 287
Percent	4.00%	4.00%
Finance receivable | Geographic concentration | Other
GEOGRAPHIC DIVERSIFICATION
Net Finance Receivables	$ 8,263	$ 3,347
Percent	53.00%	51.00%